Profit from operations - Summary of General and Administration Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Outsource fees			€ 88,859	€ 86,506	€ 52,491
Technology and infrastructure costs			20,198	9,172	5,785
Other administrative costs			40,802	18,860	11,691
General and administrative expense	€ 72,455	€ 79,060	€ 149,859	€ 114,538	€ 69,967